Exchange rates in US$ - Summary of principal exchange rate used in preparation of financial statements (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pound sterling
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	1.38	1.28	1.28
Year-end exchange rate per U.S.$ (in dollars per share)	1.35	1.36	1.31
Australian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.75	0.69	0.70
Year-end exchange rate per U.S.$ (in dollars per share)	0.73	0.77	0.70
Canadian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.80	0.75	0.75
Year-end exchange rate per U.S.$ (in dollars per share)	0.78	0.78	0.77
Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	1.18	1.14	1.12
Year-end exchange rate per U.S.$ (in dollars per share)	1.13	1.23	1.12
South African rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.068	0.061	0.069
Year-end exchange rate per U.S.$ (in dollars per share)	0.063	0.068	0.071